[Logo] PIONEER Investments(R)





March 5, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Mid Cap Value Fund (the "Fund")
        File Nos. 033-34801 and 811-06106
        CIK No. 0000863334

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 42 to the Fund's registration statement on Form N-1A, filed electronically on February 27, 2015 (Accession No. 0000863334-15-000002).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,



/s/ Thomas Reyes
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    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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